CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Oct. 31, 2015	Oct. 31, 2014
Patents, accumulated amortization (in Dollars)	$ 639,744	$ 314,453
Property and equipment, accumulated depreciation (in Dollars)	$ 13,617	$ 48,842
Common stock par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	24,000,000	24,000,000
Common stock, shares issued	8,724,878	8,788,176
Common stock, shares outstanding	8,724,878	8,788,176
Preferred Stock [Member]
Preferred stock par value (in Dollars per share)	$ 100	$ 100
Preferred stock, shares authorized	19,860	19,860
Preferred stock, shares issued
Preferred stock, shares outstanding
Series A Preferred Stock [Member]
Preferred stock par value (in Dollars per share)	$ 100	$ 100
Preferred stock, shares issued	140	140
Preferred stock, shares outstanding	140	140